Finance Receivables And Loans, Net (Consumer Concentration Risk by State and Foreign Geographic Region) (Details)	Dec. 31, 2015	Dec. 31, 2014
Texas and California [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	23.50%
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	100.00%	100.00%
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | TEXAS
Concentration Risk [Line Items]
Consumer Concentration Risk	13.70%	13.60%
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | CALIFORNIA
Concentration Risk [Line Items]
Consumer Concentration Risk	7.30%	6.20%
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | FLORIDA
Concentration Risk [Line Items]
Consumer Concentration Risk	7.70%	7.30%
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | PENNSYLVANIA
Concentration Risk [Line Items]
Consumer Concentration Risk	5.00%	5.30%
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | ILLINOIS
Concentration Risk [Line Items]
Consumer Concentration Risk	4.40%	4.40%
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | GEORGIA
Concentration Risk [Line Items]
Consumer Concentration Risk	4.40%	4.20%
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | NORTH CAROLINA
Concentration Risk [Line Items]
Consumer Concentration Risk	3.60%	3.50%
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | OHIO
Concentration Risk [Line Items]
Consumer Concentration Risk	3.70%	3.90%
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | NEW YORK
Concentration Risk [Line Items]
Consumer Concentration Risk	3.50%	4.00%
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | MICHIGAN
Concentration Risk [Line Items]
Consumer Concentration Risk	3.10%	3.80%
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | Other United States [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	43.60%	43.80%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	100.00%	100.00%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | TEXAS
Concentration Risk [Line Items]
Consumer Concentration Risk	6.20%	6.00%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | CALIFORNIA
Concentration Risk [Line Items]
Consumer Concentration Risk	33.60%	30.80%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | FLORIDA
Concentration Risk [Line Items]
Consumer Concentration Risk	4.10%	3.70%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | PENNSYLVANIA
Concentration Risk [Line Items]
Consumer Concentration Risk	1.50%	1.60%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | ILLINOIS
Concentration Risk [Line Items]
Consumer Concentration Risk	4.10%	4.20%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | GEORGIA
Concentration Risk [Line Items]
Consumer Concentration Risk	2.20%	2.10%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | NORTH CAROLINA
Concentration Risk [Line Items]
Consumer Concentration Risk	1.80%	1.90%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | OHIO
Concentration Risk [Line Items]
Consumer Concentration Risk	0.60%	0.60%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | NEW YORK
Concentration Risk [Line Items]
Consumer Concentration Risk	1.90%	1.90%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | MICHIGAN
Concentration Risk [Line Items]
Consumer Concentration Risk	2.40%	3.10%
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | Other United States [Member]
Concentration Risk [Line Items]
Consumer Concentration Risk	41.60%	44.10%